Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Short-Intermediate Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Short-Intermediate Bond Fund | Bloomberg 1-3 Year US Government/ Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.35%	1.97%	2.09%
Short-Intermediate Bond Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	5.53%	2.07%	2.33%
Short-Intermediate Bond Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.80%	0.87%	1.27%
Short-Intermediate Bond Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.25%	1.06%	1.32%
Short-Intermediate Bond Fund | Institutional Plus Class
Prospectus [Line Items]
Average Annual Return, Percent	5.62%	2.24%	2.52%
Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Income Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	7.08%	(0.23%)	2.03%
Income Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.67%	(1.40%)	0.84%
Income Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.17%	(0.68%)	1.04%
Income Fund | Institutional Plus Class
Prospectus [Line Items]
Average Annual Return, Percent	7.22%	(0.09%)	2.19%
Tributary Nebraska Tax-Free Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%	2.34%
Tributary Nebraska Tax-Free Fund | Bloomberg 1-15 Year Municipal Blend Index (1-17) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.18%	1.16%	2.27%
Tributary Nebraska Tax-Free Fund | Institutional Plus Class
Prospectus [Line Items]
Average Annual Return, Percent	5.25%	0.66%	1.76%
Tributary Nebraska Tax-Free Fund | Institutional Plus Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.25%	0.63%	1.73%
Tributary Nebraska Tax-Free Fund | Institutional Plus Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.16%	0.94%	1.88%
Balanced Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Balanced Fund | Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.15%	8.35%	9.63%
Balanced Fund | Bloomberg U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	6.97%	0.96%	2.29%
Balanced Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	10.28%	7.87%	8.76%
Balanced Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.68%	6.09%	7.05%
Balanced Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.53%	5.88%	6.70%
Balanced Fund | Institutional Plus Class
Prospectus [Line Items]
Average Annual Return, Percent	10.50%	8.05%	8.95%
Tributary Small/Mid Cap Fund | Russell 2500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.91%	7.26%	9.92%
Tributary Small/Mid Cap Fund | Russell 2500 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.73%	10.02%	9.93%
Tributary Small/Mid Cap Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	(5.46%)	6.56%	8.62%
Tributary Small/Mid Cap Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(5.46%)	6.26%	8.38%
Tributary Small/Mid Cap Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(3.24%)	5.09%	6.84%
Tributary Small/Mid Cap Fund | Institutional Plus Class
Prospectus [Line Items]
Average Annual Return, Percent	(5.44%)	6.63%	8.75%
Small Company Fund | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Small Company Fund | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.59%	8.88%	9.27%
Small Company Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	(3.73%)	7.24%	7.90%
Small Company Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(5.34%)	4.94%	6.41%
Small Company Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(1.06%)	5.38%	6.17%
Small Company Fund | Institutional Plus Class
Prospectus [Line Items]
Average Annual Return, Percent	(3.52%)	7.47%	8.14%